                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated September 30, 2003
                      to the Prospectus for Class R Shares
                              of PIMCO Stock Funds
                             Dated December 31, 2002

                Disclosure Relating to the PIMCO NACM Global Fund

     Effective immediately, Nicholas Melhuish is a co-lead portfolio manager for the PIMCO NACM Global Fund. The disclosure in the Prospectus under "Management of the Funds--NACM" is modified accordingly and the following information is also added therein:

     Nicholas Melhuish joined Nicholas-Applegate in August, 2003 with lead portfolio management and research responsibilities for the Global Equities team. Mr. Melhuish was previously with Putnam Investments, where he was a member of the International Portfolio Management Team and served as a senior portfolio manager on the Putnam European Growth Fund and its accompanying European institutional portfolio. Prior to that, Mr. Melhuish was with Schroder Investment Management for eight years managing international small cap European and Asian equities in their London and Singapore offices. He holds a Master of Arts from Oxford University and has twelve years of investment experience.

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated September 30, 2003
       to the Prospectus for Institutional and Administrative Class Shares
                               of PIMCO NACM Funds
                             Dated November 1, 2002

                Disclosure Relating to the PIMCO NACM Global Fund

     Effective immediately, Nicholas Melhuish is a co-lead portfolio manager for the PIMCO NACM Global Fund. The disclosure in the Prospectus under "Management of the Funds--Sub-Adviser" is modified accordingly and the following information is also added therein:

     Nicholas Melhuish joined Nicholas-Applegate in August, 2003 with lead portfolio management and research responsibilities for the Global Equities team. Mr. Melhuish was previously with Putnam Investments, where he was a member of the International Portfolio Management Team and served as a senior portfolio manager on the Putnam European Growth Fund and its accompanying European institutional portfolio. Prior to that, Mr. Melhuish was with Schroder Investment Management for eight years managing international small cap European and Asian equities in their London and Singapore offices. He holds a Master of Arts from Oxford University and has twelve years of investment experience.

             Disclosure Relating to the PIMCO NACM Pacific Rim Fund

     Effective immediately, Andrew Beal is a co-lead portfolio manager for the PIMCO NACM Pacific Rim Fund. The disclosure in the Prospectus under "Management of the Funds--Sub-Adviser" is modified accordingly.

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated September 30, 2003
                  to the Prospectus for Class A, B and C Shares
                    of PIMCO International/Sector Stock Funds
                             Dated November 1, 2002

                Disclosure Relating to the PIMCO NACM Global Fund

     Effective immediately, Nicholas Melhuish is a co-lead portfolio manager for the PIMCO NACM Global Fund. The disclosure in the Prospectus under "Management of the Funds--NACM" is modified accordingly and the following information is also added therein:

     Nicholas Melhuish joined Nicholas-Applegate in August, 2003 with lead portfolio management and research responsibilities for the Global Equities team. Mr. Melhuish was previously with Putnam Investments, where he was a member of the International Portfolio Management Team and served as a senior portfolio manager on the Putnam European Growth Fund and its accompanying European institutional portfolio. Prior to that, Mr. Melhuish was with Schroder Investment Management for eight years managing international small cap European and Asian equities in their London and Singapore offices. He holds a Master of Arts from Oxford University and has twelve years of investment experience.

             Disclosure Relating to the PIMCO NACM Pacific Rim Fund

     Effective immediately, Andrew Beal is a co-lead portfolio manager for the PIMCO NACM Pacific Rim Fund. The disclosure in the Prospectus under "Management of the Funds--NACM" is modified accordingly.

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated September 30, 2003
                      to the Prospectus for Class D Shares
                    of PIMCO International/Sector Stock Funds
                             Dated November 1, 2002

                Disclosure Relating to the PIMCO NACM Global Fund

     Effective immediately, Nicholas Melhuish is a co-lead portfolio manager for the PIMCO NACM Global Fund. The disclosure in the Prospectus under "Management of the Funds--NACM" is modified accordingly and the following information is also added therein:

     Nicholas Melhuish joined Nicholas-Applegate in August, 2003 with lead portfolio management and research responsibilities for the Global Equities team. Mr. Melhuish was previously with Putnam Investments, where he was a member of the International Portfolio Management Team and served as a senior portfolio manager on the Putnam European Growth Fund and its accompanying European institutional portfolio. Prior to that, Mr. Melhuish was with Schroder Investment Management for eight years managing international small cap European and Asian equities in their London and Singapore offices. He holds a Master of Arts from Oxford University and has twelve years of investment experience.

             Disclosure Relating to the PIMCO NACM Pacific Rim Fund

     Effective immediately, Andrew Beal is a co-lead portfolio manager for the PIMCO NACM Pacific Rim Fund. The disclosure in the Prospectus under "Management of the Funds--NACM" is modified accordingly.